Regulatory Assets and Liabilities - Schedule of Components of Other Regulatory Liabilities are Included in either Other Current Liabilities or Deferred Credits and Other Liabilities on Consolidated Balance Sheets (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2016	Dec. 31, 2015
Regulatory Liabilities [Line Items]
Regulatory liabilities	$ (24,659)	$ (36,631)
State Mandate Public Purpose Programs (Including Low Income and Conservation Programs) [Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	(7,101)	(4,888)
Margin and Interest-Tracking Accounts [Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	(3,668)	(20,191)
Environmental Compliance Programs [Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	(4,469)	(2,252)
Regulatory Offsets To Deferred Tax Balances [Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	(3,390)	(4,866)
Regulatory Accounts for Differences Related to Pension Funding [Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	(2,284)	(1,363)
Income Tax and Gross-Up [Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	(3,203)	(3,067)
Other Regulatory Liabilities [Member]
Regulatory Liabilities [Line Items]
Regulatory liabilities	$ (544)	$ (4)